CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ .001	$ 0.001
Preferred stock shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ .001	$ 0.001
Common stock shares authorized	150,000,000	150,000,000	150,000,000
Common stock shares issued	47,631,133	47,533,029	37,763,410
Common stock shares outstanding	47,631,133	47,533,029	37,763,410